UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22533

Duff & Phelps Global Utility Income Fund Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Global Utility Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 866-270-7598

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

See the Statement of Net Assets below.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS

(UNAUDITED)

JANUARY 31, 2012

Shares	Description	Value (Note 1)

COMMON STOCKS & MLP INTERESTS—131.2%

	■ ELECTRIC, GAS AND WATER—47.9%
6,939,645	DUET Group (Australia)	$ 13,335,128
1,594,000	Duke Energy Corp.	33,968,140
439,000	Entergy Corp.	30,457,820
663,000	FirstEnergy Corp.	27,991,860
1,384,000	GDF Suez (France)	37,564,421
587,000	Integrys Energy Group, Inc.	30,471,170
2,787,000	National Grid plc (United Kingdom)	27,755,815
1,570,000	Pepco Holdings, Inc.	30,866,200
1,045,000	PPL Corp.	29,040,550
1,362,000	Scottish & Southern Energy plc (United Kingdom)	26,248,440
3,045,000	United Utilities Group plc (United Kingdom)	28,885,755
1,136,000	Westar Energy, Inc.	32,307,840

		348,893,139

	■ OIL & GAS STORAGE AND TRANSPORTATION— 35.6%

4,287,455	APA Group (Australia)	21,848,528
602,139	Boardwalk Pipeline Partners LP	16,588,929
414,200	Buckeye Partners LP	25,800,518
136,000	Chesapeake Midstream Partners LP	3,956,240
238,270	Copano Energy LLC	8,079,736
189,684	DCP Midstream Partners LP	9,235,714
825,861	Enbridge Energy Partners LP	26,749,638
570,600	Energy Transfer Partners LP	28,159,110
566,900	Enterprise Products Partners L.P	27,381,270
247,000	Kinder Morgan Energy Partners LP	20,990,060
69,000	MarkWest Energy Partners LP	3,999,240
595,465	Targa Resources Partners LP	23,383,911
353,834	TC Pipelines LP	16,318,824
439,820	Teekay LNG Partners LP (Marshall Islands)	16,207,367
384,919	Teekay Offshore Partners LP (Marshall Islands)	11,170,349

		259,869,434

Shares	Description	Value (Note 1)

	■ TELECOMMUNICATIONS—47.7%
930,000	AT&T, Inc.	$27,351,300
1,080,000	CenturyLink, Inc.	39,992,400
11,315,000	Chorus Ltd. (New Zealand) (a)	30,455,593
4,870,000	Frontier Communications Corp.	20,843,600
16,500,000	Singapore Telecommunications Ltd. (Singapore)	40,664,626
6,075,000	Telecom Corporation of New Zealand Ltd. (New Zealand)	10,508,124
2,302,150	Telefonica S.A. (Spain)	40,140,823
13,793,000	Telstra Corp., Ltd. (Australia)	48,762,318
17,990,000	Vodafone Group plc (United Kingdom)	48,419,351
3,340,000	Windstream Corp.	40,313,800

		347,451,935

	Total Common Stocks & MLP Interests (Cost $928,756,123)	956,214,508

TOTAL INVESTMENTS—131.2% (Cost $934,170,110)		956,214,508

Cash—4.2%		30,533,667

Borrowings—(35.7)%		(260,000,000)

Other assets in excess of other liabilities—0.3%		2,190,994

NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$728,939,169

NET ASSET VALUE PER SHARE OF COMMON STOCK ($728,939,169 / 37,874,617)		$19.25

(a) Non-income producing.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of this Statement of Net Assets.

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DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS (Continued)

(UNAUDITED)

JANUARY 31, 2012

Fund Country Weighting*
United States	58%
United Kingdom	14
Australia	9
France	4
New Zealand	4
Singapore	4
Spain	4
Other	3

Total	100%

*	Percentages are based on total investments rather than net assets applicable to common stock and include securities pledged as collateral under the Fund’s credit agreement.

The accompanying notes are an integral part of this Statement of Net Assets.

2

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

NOTES TO STATEMENT OF NET ASSETS

(UNAUDITED)

JANUARY 31, 2012

Note 1. Security Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2012:

Level 1
Common Stocks & MLP Interests	$956,214,508

Total	$956,214,508

There were no Level 2 or Level 3 priced securities held at January 31, 2012. There were no transfers between Level 1 and Level 2 during the quarter ended January 31, 2012.

Note 2. Federal Income Tax Information

At January 31, 2012, the federal tax cost of the Fund’s investments and aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$928,756,123	$57,139,350	$(29,680,965)	$27,458,385

Other information regarding the Fund is available on the Fund’s website at www.dpgfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Duff & Phelps Global Utility Income Fund Inc.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer (principal executive officer)

Date March 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer (principal executive officer)

Date March 20, 2012

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder, Treasurer and Assistant Secretary (principal financial officer)

Date March 20, 2012